Operating Costs and Expenses - Schedule of Outsourced Services (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	R$ 1,458	R$ 1,052	R$ 682
Operating Cost [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	1,902	1,706	1,450
Meter reading and bill delivery [Member] | Operating Cost [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	161	146	134
Communication [Member] | Operating Cost [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	169	153	148
Maintenance and conservation of electrical facilities and equipment [Member] | Operating Cost [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	708	589	485
Building conservation and cleaning [Member] | Operating Cost [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	85	73	72
Security services [Member] | Operating Cost [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	20	17	17
Consultancy [Member] | Operating Cost [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	21	39	43
Information technology [Member] | Operating Cost [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	174	146	93
Disconnection and reconnection [Member] | Operating Cost [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	87	90	82
Legal services and procedural costs [Member] | Operating Cost [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	32	40	32
Environment services [Member] | Operating Cost [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	58	49	46
Cleaning of power line pathways [Member] | Operating Cost [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	117	91	92
Copying and legal publications [Member] | Operating Cost [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	17	18	18
Inspection of Customers [Member] | Operating Cost [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	45	41	33
Other [member] | Operating Cost [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	R$ 208	R$ 214	R$ 155